Loans receivable, net (Additional Information) (Details)	Dec. 31, 2018	Jun. 07, 2018	Apr. 18, 2018	Dec. 31, 2017
Debt Instrument, Interest Rate, Stated Percentage		8.00%	2.50%
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.00%			12.00%
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	23.00%			16.00%